Loans Receivable (Schedule Of Carrying Amount Of Loans Acquired) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Contractually required principal and interest at acquisition	$ 241,898	$ 1,064,426
Nonaccretable difference (expected losses and foregone interest)	(45,670)	(107,651)
Cash flows expected to be collected at acquisition	196,228	956,775
Accretable yield	(24,089)	(146,509)
Basis in acquired loans at acquisition	172,139	810,226	[1]
Acquired Impaired Loans [Member]
Loans Receivable [Line Items]
Contractually required principal and interest at acquisition	10,203	88,556
Nonaccretable difference (expected losses and foregone interest)	(5,239)	(34,824)
Cash flows expected to be collected at acquisition	4,964	53,732
Accretable yield	(1,190)	(7,346)
Basis in acquired loans at acquisition	3,774	46,386
Acquired Performing Loans [Member]
Loans Receivable [Line Items]
Contractually required principal and interest at acquisition	231,695	975,870
Nonaccretable difference (expected losses and foregone interest)	(40,431)	(72,827)
Cash flows expected to be collected at acquisition	191,264	903,043
Accretable yield	(22,899)	(139,163)
Basis in acquired loans at acquisition	$ 168,365	$ 763,880

[1]	Excludes overdraft balances, credit card loans, and in-process accounts included in total loans at the acquisition date.